EQUITY	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY

12. EQUITY

For the sake of undertaking a public offering of the Company’s ordinary shares, the Company has performed a series of re-organizing transactions in 2023 resulting in 23,250,000 ordinary shares outstanding that have been retroactively restated to the beginning of the first period presented. The Company only has one single class of ordinary shares that are accounted for as permanent equity.

On September 21, 2023, the Company issued 1,250,625 ordinary shares pursuant to the initial public offering.